Report of Directors Financial Review Risk Report - Scenario weighting - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consensus central scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Consensus central scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Consensus central scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Consensus central scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Consensus central scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Consensus upside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus upside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus upside scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus upside scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus upside scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus downside scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus downside scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Consensus downside scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside 2 scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Upside and central scenarios
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	85.00%